Cover	May 10, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment is being made solely to correct the identity of the auditor for the fiscal year ended July 31, 2023.
Document Period End Date	May 10, 2024
Entity File Number	333-274889
Entity Registrant Name	NAPLOY CORP.
Entity Central Index Key	0001978111
Entity Tax Identification Number	35-2809754
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	95 Lias Estate Kafe district Abuja
Entity Address, City or Town	FCT
Entity Address, Country	NG
Entity Address, Postal Zip Code	900108
City Area Code	307
Local Phone Number	2133163
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true